Equity-Settled Share Option Schemes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, available for issue	1,777,437,107
Payable for the grant of share options	$ 1.00
Options outstanding	0	0